Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	276,200.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate amount of the securities to which the prospectus relates is $2,000,000,000.
Net Fee	$ 276,200.00
Narrative - Max Aggregate Offering Price	$ 2,000,000,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true